1933 Act Registration No. 333-07463

1940 Act Registration No. 811-07687

As filed with the Securities and Exchange Commission on April 7, 2011

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 35	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 35	☑

FIRST AMERICAN STRATEGY FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

800 Nicollet Mall

Minneapolis, Minnesota 55402

(Address of Principal Executive Offices) (Zip Code)

(612) 303-7557

(Registrant’s Telephone Number, including Area Code):

Michael W. Kremenak

U.S. Bancorp Center

800 Nicollet Mall, BC-MN-H04N

Minneapolis, Minnesota 55402

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	on (date) pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on (date) pursuant to paragraph (a)(1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

This filing relates solely to the following Funds, each a series of the Registrant:

Nuveen Strategy Aggressive Growth Allocation Fund

Nuveen Strategy Growth Allocation Fund

Nuveen Strategy Balanced Allocation Fund

Nuveen Strategy Conservative Allocation Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement Nos. 333-07463 and 811-07687 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 7th day of April 2011.

FIRST AMERICAN STRATEGY FUNDS, INC.

By:	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	Date

/s/ Stephen D. Foy Stephen D. Foy	Vice President and Controller (principal financial/accounting officer)	April 7, 2011

/s/ Gifford R. Zimmerman Gifford R. Zimmerman	Chief Administrative Officer (Principal Executive Officer)	April 7, 2011

Robert P. Bremner*	Chairman of the Board and Director

John P. Amboran*	Director

Jack B. Evans*	Director

William C. Hunter*	Director

David J. Kundert*	Director

William J. Schneider*	Director

Judith M. Stockdale*	Director

Carole E. Stone	Director

Virginia L. Stringer*	Director

Terence J. Toth*	Director

*	An original power of attorney authorizing, among others, Kevin J. McCarthy and Gifford R. Zimmerman, to execute this registration statement and amendments thereto, for each of the directors of the Registrant on whose behalf this registration statement is filed, is incorporated by reference to the post-effective amendment no. 33 filed on Form N-1A for Registrant.

April 7, 2011	By:	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Exhibit

101.INS	XBRL Instance Document

101.SCH	XBRL Taxonomy Extension Schema Document

101.CAL	XBRL Taxonomy Extension Calculation Linkbase

101.DEF	XBRL Taxonomy Extension Definition Linkbase

101.LAB	XBRL Taxonomy Extension Labels Linkbase

101.PRE	XBRL Taxonomy Extension Presentation Linkbase